ENDURANCE EXPLORATION GROUP LLC - Statements of Operations (USD $)	9 Months Ended		12 Months Ended		52 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Income Statement
Revenues
Operating Expenses:
Operations and research	591,934	132,259	217,908	262,729	1,220,517
Marketing and promotion	37,558	9,259	16,905	7,274	120,076
General administration	65,381	20,471	26,904	13,627	117,353
Depreciation	63,624	30,319	49,623	12,690	136,656
TOTAL OPERATING EXPENSES	758,497	192,308	311,340	296,320	1,594,602
Net Loss from operations	(758,497)	192,308	(311,340)	(296,320)	(1,594,602)
Non-operating activity:
Interest expense	(2,250)	(875)	(1,625)		(3,875)
Net loss	$ (760,747)	$ (193,183)	$ (312,965)	$ (296,320)	$ (1,598,477)